UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21353

                           SEI OPPORTUNITY FUND, L.P.
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.




    SEI OPPORTUNITY FUND, L.P.

    Financial Statements and Additional Information

    Year ended March 31, 2006

    With Report of Independent Registered Public Accounting Firm

                           SEI Opportunity Fund, L.P.

                              Financial Statements


                            Year ended March 31, 2006




                                    CONTENTS



Report of Independent Registered Public Accounting Firm........................1

Financial Statements

Statement of Financial Condition...............................................2
Statement of Operations........................................................3
Statement of Changes in Partners' Capital......................................4
Statement of Cash Flows........................................................5
Notes to Financial Statements..................................................6


Additional Information

Directors and Officers of the Fund (Unaudited)............................... 14



Financial Statements of SEI Opportunity Master Fund L.P.



The Fund files the complete schedule of portfolio holdings of the SEI Opportunity Master Fund, L.P. with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

             Report of Independent Registered Public Accounting Firm



To the Partners and Board of Directors of SEI Opportunity Fund, LP

We have audited the accompanying statement of financial condition of SEI Opportunity Fund, L.P. (the "Partnership"), as of March 31, 2006, and the related statements of operations and cash flows for the year then ended, and the statement of changes in partners' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Partnership's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SEI Opportunity Fund, L.P. at March 31, 2006, the results of its operations and its cash flows for the year then ended, and the changes in its partners' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
                                       [SIGNATURE OMITTED]
                                       /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
May 12, 2006

                           SEI Opportunity Fund, L.P.

                        Statement of Financial Condition

                                 March 31, 2006


ASSETS
Investment in the SEI Opportunity Master Fund, L.P., at fair value              $16,674,841
Cash and cash equivalents                                                             5,381
Restricted cash                                                                      51,031
Investment in SEI Opportunity Master Fund, L.P. paid for in advance                 540,000
Due from Adviser (Note 3)                                                           101,650
                                                                                ------------
Total assets                                                                     17,372,903
                                                                                ------------

LIABILITIES
Capital contributions received in advance                                           540,000
Withdrawals payable                                                                  51,031
Investor servicing fees payable                                                      40,890
Administration fee payable                                                           18,596
Other accrued expenses                                                               41,943
                                                                                ------------
Total liabilities                                                                   692,460
                                                                                ------------
Net assets                                                                      $16,680,443
                                                                                ============

PARTNERS' CAPITAL

General partners' capital                                                       $     1,794
Limited partners' capital                                                        16,678,649
                                                                                ------------
Total partners' capital                                                         $16,680,443
                                                                                ============




SEE ACCOMPANYING NOTES AND ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY
   MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                            Statement of Operations

                       For the year ended March 31, 2006


NET INVESTMENT LOSS ALLOCATED FROM SEI OPPORTUNITY MASTER
 FUND, L.P.:
     Interest                                                                     $   10,750
     Expenses                                                                       (161,224)
                                                                                  ----------
Net investment loss allocated from SEI Opportunity Master Fund, L.P.                (150,474)

FUND EXPENSES:
     Professional fees                                                                82,176
     Investor servicing fees                                                          74,200
     Administration fee                                                               39,000
     Registration fees                                                                24,061
     Other fees                                                                       52,183
                                                                                  ----------
TOTAL FUND EXPENSES                                                                  271,620
Expense waiver                                                                      (163,434)
                                                                                  ----------
Net expenses                                                                         108,186
                                                                                  ----------
Net investment loss                                                                 (258,660)
                                                                                  ----------

REALIZED AND UNREALIZED GAINS ON INVESTMENT ACTIVITIES ALLOCATED FROM
   SEI OPPORTUNITY MASTER FUND, L.P.:
Net realized gain on investment funds                                                416,273
Net change in unrealized appreciation on investment funds                          1,065,374
                                                                                  ----------
Net realized and unrealized gains on investments allocated from
        SEI Opportunity Master Fund, L.P.                                          1,481,647
                                                                                  ----------
Net increase in partners' capital derived from investment activities              $1,222,987
                                                                                  ==========




SEE ACCOMPANYING NOTES AND ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY
   MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                    Statement of Changes in Partners' Capital

              For the years ended March 31, 2006 and March 31, 2005

                                                                                               LIMITED
                                                                                   GENERAL    PARTNERS'
FOR THE YEAR ENDED MARCH 31, 2006                                                  PARTNER     INTEREST       TOTAL
                                                                                   -------   ------------  -----------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                                $  (21)   $  (258,639)  $  (258,660)
Net realized gain on investment funds                                                  30        416,243       416,273
Net change in unrealized appreciation on investment funds                              80      1,065,294     1,065,374
                                                                                   ------    -----------   -----------
Net increase in partners' capital derived from investment activities                   89      1,222,898     1,222,987

PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                                                   -      7,159,417     7,159,417
Capital withdrawals                                                                     -       (506,937)     (506,937)
                                                                                   ------    -----------   -----------
Net increase in partners' capital derived from capital transactions                     -      6,652,480     6,652,480

Net increase in partners' capital                                                      89      7,875,378     7,875,467
Partners' capital March 31, 2005                                                    1,705      8,803,271     8,804,976
                                                                                   ------    -----------   -----------
Partners' capital March 31, 2006                                                   $1,794    $16,678,649   $16,680,443
                                                                                   ======    ===========   ===========

                                                                                              LIMITED
                                                                                   GENERAL    PARTNERS'
FOR THE YEAR ENDED MARCH 31, 2005                                                  PARTNER    INTEREST        TOTAL
                                                                                   -------   -----------   -----------
FROM INVESTMENT ACTIVITIES
Net investment income                                                              $  638    $    17,483   $    18,121
Net realized gain on investment funds                                                   5         20,253        20,258
Net change in unrealized appreciation on investment funds                              62        109,360       109,422
                                                                                   ------    -----------   -----------
Net increase in partners' capital derived from investment activities                  705        147,096       147,801

PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                                                   -      8,622,616     8,622,616
Capital withdrawals                                                                     -        (65,441)      (65,441)
                                                                                   ------    -----------   -----------
Net increase in partners' capital derived from capital transactions                     -      8,557,175     8,557,175

Net increase in partners' capital                                                     705      8,704,271     8,704,976
Partners' capital March 31, 2004                                                    1,000         99,000       100,000
                                                                                   ------    -----------   -----------
Partners' capital March 31, 2005                                                   $1,705    $ 8,803,271   $ 8,804,976
                                                                                   ======    ===========   ===========

SEE ACCOMPANYING NOTES AND ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY
   MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                             Statement of Cash Flows

                        For the year ended March 31, 2006

CASH FLOWS FROM OPERATING ACTIVITIES
 Net increase in partners' capital derived from investment activities                        $  1,222,987
 Adjustments to reconcile net increase in partners' capital derived from investment activities to net cash used in operating activities:
    Purchases of investments in SEI Opportunity Master Fund, L.P.                             (7,212,158)
    Proceeds from withdrawals from SEI Opportunity Master Fund, L.P.                              547,356
    Net gain allocated from SEI Opportunity Master Fund, L.P.                                 (1,331,173)
    Decrease in investment in SEI Opportunity Master Fund, L.P. paid for in advance               345,000
    Increase in due from Adviser                                                                 (71,694)
    Decrease in other assets                                                                        3,659
    Increase in investor servicing fee payable                                                     32,051
    Increase in administration fee payable                                                         13,476
    Increase in other accrued expenses                                                             23,296
                                                                                             -------------
 Net cash used in operating activities                                                        (6,427,200)

 CASH FLOWS FROM FINANCING ACTIVITIES
 Capital contributions                                                                          7,159,417
 Capital withdrawals                                                                            (455,906)
 Increase in restricted cash                                                                     (51,031)
 Decrease in contributions received in advance                                                  (393,000)
                                                                                             -------------
 Net cash provided by financing activities                                                     6,259,480

 Net decrease in cash and cash equivalents                                                      (167,720)
 CASH AND CASH EQUIVALENTS
 Beginning of year                                                                                173,101
                                                                                             -------------
 End of year                                                                                 $      5,381
                                                                                             =============

 SUPPLEMENTAL DISCLOSURE OF NON-CASH OPERATING AND FINANCING ACTIVITIES
 Transfer of partners' capital to withdrawals payable                                        $     51,031
                                                                                             =============
 Transfer of contributions received in advance to partners' capital                          $    885,000
                                                                                             =============


SEE ACCOMPANYING NOTES AND ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY
   MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                          Notes to Financial Statements

                                 March 31, 2006

1.   ORGANIZATION

SEI Opportunity Fund, L.P. (the "Fund"), is a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund is a feeder fund in a master/feeder structure, and has invested substantially all of its assets in SEI Opportunity Master Fund, LP (the "Master Fund"), a Delaware limited partnership registered under the 1940 Act as a closed-end management investment company. The master/feeder structure is designed to permit the pooling of the Fund's assets with other investors with similar investment objectives, in an effort to achieve economies of scale and efficiencies in portfolio management, while preserving the Fund's separate identity. The Fund has a 3.4% ownership interest in the Master Fund at March 31, 2006. The Fund shall have perpetual existence under the terms of the Limited Partnership Agreement dated June 30, 2003. The Partnership commenced operations on November 21, 2003.

The Master Fund has the same investment objective as the Fund, which is to achieve an attractive risk-adjusted return with moderate volatility and moderate directional market exposure over a full market cycle. The audited financial statements of the Master Fund, which are an integral part of these financial statements, are attached.

The General Partner of the Fund is SEI Funds, Inc. ("General Partner"), a Delaware corporation. SEI Investments Management Corporation (the "Adviser"), a Delaware corporation, registered investment adviser, and affiliate of the General Partner, serves as the investment adviser to the Fund and the Master Fund.

Generally, except as provided under applicable law or under the Agreement, a Limited Partner shall not be liable for the Fund's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Limited Partner's share of undistributed profits and assets. Subject to applicable law, a Limited Partner may be obligated to return to the Fund certain amounts distributed to the Limited Partner.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant  accounting  policies  followed by the
Fund:


SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                                 March 31, 2006

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

INVESTMENT IN MASTER FUND

The Fund's investment in the Master Fund is valued at fair value, which represents the Fund's proportionate interest in the net assets of the Master Fund. The Fund records any change in value in the statement of income by recording its proportionate share of the Master Fund's income, expense, and realized and unrealized gains/losses. The performance of the Fund is directly affected by the performance of the Master Fund. Valuation of investments held by the Master Fund is discussed in the notes to the Master Fund's financial statements.

Subscriptions made in advance in SEI Opportunity Master Fund, L.P. are composed of cash paid prior to March 31, 2006, for which member interests of the Master were received on April 1, 2006. Subscriptions made in advance do not participate in earnings of the Master until the related member interests are issued by the Master.

INVESTMENT INCOME AND EXPENSES

Investment transactions are recorded on a trade date basis. The Fund records its proportionate share of the Master Fund's income, expenses and realized and unrealized gains and losses on a monthly basis. In addition, the Fund accrues its own expenses.

TAXATION

The Fund and Master Fund each intend to be treated as a partnership for Federal, state, and local income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal, state, or local income taxes is reflected in the accompanying financial statements.

SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                                 March 31, 2006

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Fund's assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, approximates the carrying amounts presented on the Statement of Assets, Liabilities and Members' Capital. Management of the Fund deems these estimates reasonable.

DISTRIBUTION POLICY

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board of Directors (the "Board").

CASH AND CASH EQUIVALENTS

The Fund treats all highly liquid financial instruments that mature within three months of acquisition as cash equivalents. Cash equivalents are valued at cost plus accrued interest, which approximates fair value. At March 31, 2006, there were $56,412 in cash and cash equivalents, of which $51,031 is restricted as to available use.

CAPITAL ACCOUNTS

Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

3.   ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER

In light of the Adviser's arrangements with the Master Fund and the fact that the Fund seeks to achieve its investment objective by investing substantially all of its assets in the Master Fund, the Fund is not charged an advisory fee by the Adviser, although the Fund indirectly bears a proportionate share of the advisory fee paid by the Master Fund to the

 SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                                 March 31, 2006

3.   ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Adviser as a result of the Fund's investment in the Master Fund. The Master Fund pays the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last business day of each quarter, equal to 1.00% (on an annualized basis) of the Master Fund's net asset value at the end of such quarter before giving effect to any repurchases of Master Fund interests. The Advisory Fee reduces the net asset value of the Master Fund (and, indirectly, of the Fund) as of the end of the period in which it is payable and after the calculation of the Advisory Fee.

The Adviser charges a pro rata portion of the Advisory Fee in respect of contributions to the Master Fund or repurchases by the Master Fund that take place during a given calendar quarter. For the year ended March 31, 2006 total Advisory Fees allocated to the Fund by the Master Fund amounted to $134,662.

For a period of three years from the Fund's initial closing (June 1, 2004), the Adviser has voluntarily agreed that certain expenses of the Fund, including investor servicing fees, custody fees and administrative fees, together with expenses of the Master Fund that are borne by the Fund as a result of the Fund's investment in the Master Fund, including the advisory fee, custody fees, and administrative fees, shall not in aggregate exceed 2.00% per annum of the Fund's net asset value, and the Adviser will waive fees to the extent necessary so that such 2.00% limit is not exceeded. The following expenses of the Fund and Master Fund are specifically excluded from the expense limit: extraordinary, non-recurring and certain other unusual expenses (including taxes). During the year ended March 31, 2006, the Adviser waived fees of $163,434, of which $101,650 is due from the Adviser at March 31, 2006.

On December 6, 2005, the Board of Directors of the Fund and the Master Fund approved the termination of Pacific Alternative Asset Management Company, LLC ("PAAMCO"), a California limited liability company, as the investment sub-adviser to the Fund and Master Fund. As of December 31, 2005, the Adviser is responsible for the day-to-day investment management of all of the Fund's and Master Fund's assets, under the supervision of the Board of Directors of the Fund and Master Fund.





SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                                 March 31, 2006

3.   ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

SEI Investments Global Funds Services serves as the Fund's and Master Fund's administrator (the "Administrator"). Under an agreement with the Administrator, the Fund pays the Administrator a fee equal to 0.29% (on an annualized basis) of the Fund's net asset value, as applicable, which is accrued and paid monthly, and reimburses the Administrator for certain out-of-pocket expenses. The Administrator performs administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by Federal, state and other applicable laws and regulations, and provides the Fund with administrative office facilities. The Fund incurred $39,000 in administration fees during the year ended March 31, 2006.

The  Administrator   also  serves  as  the  Fund's  investor   servicing  agent,
facilitating the provision by financial advisors and other financial intermediaries of ongoing investor services and account maintenance services to Investors that are customers of such Investor Service Providers. Under the terms of a shareholder servicing agreement between the Fund and the Administrator, these services include, but are not limited to: (a) handling inquiries from Investors regarding the Fund; (b) assisting in the maintenance of members' accounts with the Fund; (c) assisting in the maintenance of Fund records; and
(d) providing such other information and member liaison services as the Administrator may reasonably request. The Fund will pay the Administrator a monthly fee computed at an annualized rate of up to 0.55% of the Fund's net asset value. The Fund incurred $74,200 in investor servicing fees for the year ended March 31, 2006.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets and the Master Fund's assets pursuant to a Custodian Services Agreement between the Fund and the Custodian and a separate Custodian Services Agreement between the Master Fund and the Custodian. The Fund will pay the Custodian a monthly fee computed at an annualized rate of 0.01% of the Fund's net asset value. The Fund incurred $1,349 in custodian fees during the year ended March 31, 2006.




SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                                 March 31, 2006

3.   ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a Distribution Agreement with the Fund. The Distributor has not been compensated by the Fund for its services rendered under the Distribution Agreement.

In addition to the expenses described above, the Fund is allocated their pro rata share of the Master Fund expenses.

4.   CAPITAL STRUCTURE

Interests in the Fund are offered and may be purchased on the first Business Day of any month, or at such other times as the Board may determine. The Board or its designee will have the sole right to accept orders to purchase interests and reserves the right to reject any order in whole or in part.

The minimum initial investment in the Fund by an investor is $25,000. Subsequent investments must be at least $5,000. These minimums may be waived by the Board from time to time for certain investors, including officers and employees of the Adviser, the Sub-Adviser and their affiliates.

Capital accounts are established for each limited member. As of the last day of each fiscal period, the Fund allocates net profits or losses for that fiscal period to the capital accounts of all members (including the General Partner), in proportion to their respective opening capital account balances for such fiscal period (after taking into account any capital contributions deemed to be made as of the first day of such fiscal period).

The Fund from time to time may offer to repurchase outstanding interests pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase interests four times each year, as of the last Business Day of March, June, September and December.

Capital contributions received in advance are comprised of cash received prior March 31, 2006, for which member interests of the Fund were issued on April 1, 2006. Capital contributions received in advance do not participate in the earnings of the Fund until the related member interests are issued.

SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                                 March 31, 2006

5.   RISKS AND UNCERTAINTIES

The Master Fund invests in investment funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risk. Such funds may not be registered as investment companies under the Investment Company Act of 1940. Holdings in such funds may be illiquid, and there may be limited ability to withdraw from such funds. Investment fund operations may not be transparent, holdings may be undiversified, and there may be multiple levels of fees and expenses levied.

6.   INDEMNIFICATION RISK

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

7.   FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                     For the             For the Period
                                                                    Year ended        June 1, 2004 through
                                                                  March 31, 2006        March 31, 2005(3)
                                                             --------------------    ------------------------
TOTAL RETURN (1)
Total return                                                               8.47%                    5.06%(5)
                                                             ====================    ========================
     Net assets, end of period (000's)                                   $16,680                  $8,805
                                                             ====================    ========================
RATIOS TO AVERAGE NET ASSETS
Net investment income ratio:
     Net investment loss, before waivers                                   (1.97)%                 (5.10)%(4)
                                                             ====================    ========================
     Net investment loss, net of waivers                                   (3.22)%                 (1.90)%(4)
                                                             ====================    ========================
Expense ratio:
     Operating expenses, before waivers (2)                                3.30%                    5.18%(4)
                                                             ====================    ========================
     Operating expenses, net of waivers (2)                                2.05%                    1.98%(4)
                                                             ====================    ========================
Portfolio turnover rate                                                   50.19%                    8.08%(5)
                                                             ====================    ========================


SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                                 March 31, 2006

7.   FINANCIAL HIGHLIGHTS (CONTINUED)

(1) Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transaction.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.

(3) The Fund did not receive any contributions, except for initial seed capital, or trade actively until June 1, 2004; information prior to June 1, 2004 is not considered meaningful.

(4)  Annualized.

(5)  Not Annualized.

8.   TENDER OFFER

On March 31, 2006, the Fund offered to purchase for cash an amount of Interests or portions of Interest up to $2,000,000 of the net assets of the Fund at a price equal to the net asset value as of June 30, 2006. The tender offer period expired on April 26, 2006. No tenders were received.

9.   SUBSEQUENT EVENT

From April 1, 2006 to May 16, 2006, the Fund received capital contributions from members in the amount of $1,428,440, which includes $540,000 of contributions received in advance.


SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                             Additional Information

                 Directors and Officers of the Fund (Unaudited)

                                 March 31, 2006

Set forth below are the Names, Age, Position with the Partnership, Length of Time Served, the Principal Occupations During the Past Five Years, Number of Portfolios in Fund Complex Overseen by the Director, and Other Directorships Outside the Fund Complex of each of the persons currently serving as Directors and Officers of the Partnership. The Partnership's Statement of Additional Information ("SAI") includes additional information about the Directors and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

                                                                        NUMBER OF
                                                                      PORTFOLIOS IN
                                                  PRINCIPAL                FUND
        NAME, AGE AND            LENGTH OF       OCCUPATION(S)           COMPLEX                OTHER
         ADDRESS OF                TIME          DURING PAST 5          OVERSEEN BY         DIRECTORSHIPS
    INDEPENDENT DIRECTORS         SERVED            YEARS                DIRECTOR**        HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------

Nina Lesavoy (48)               Since          Partner, Cue Capital    Seventy-two         Trustee of SEI
840 Park Avenue                 2003            since 2002; Head                           Opportunity Fund,
New York, NY                                    of Sales,                                  L.P., SEI Asset
10021                                           Investorforce,                             Allocation Trust,
                                                January 2000-                              SEI Daily Income
                                                December 2001;                             Trust, SEI Index
                                                Global Partner                             Funds, SEI
                                                working for the CEO,                       Institutional
                                                Invesco Capital,                           International
                                                January 1998-January                       Trust, SEI Liquid
                                                2000; Head of Sales                        Asset Trust, SEI
                                                and Client Service,                        Institutional
                                                Chancellor Capital                         Investments Trust,
                                                and later LGT Asset                        SEI Tax Exempt
                                                Management,                                Trust, and SEI
                                                1986-2000.                                 Institutional
                                                                                           Managed Trust.

15

                           SEI Opportunity Fund, L.P.

                             Additional Information

           Directors and Officers of the Fund (Unaudited) (continued)

                                 March 31, 2006


                                                                       NUMBER OF
                                                                      PORTFOLIOS
                                                  PRINCIPAL            IN FUND
        NAME, AGE AND            LENGTH OF       OCCUPATION(S)         COMPLEX
         ADDRESS OF                TIME          DURING PAST 5        OVERSEEN BY        OTHER DIRECTORSHIPS
    INDEPENDENT DIRECTORS         SERVED            YEARS             DIRECTOR**          HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------

George J. Sullivan (63)         Since          Self Employed           Seventy-two     Trustee of State Street
7 Essex Green Drive,            2003            Consultant,                            Navigator Securities
Suite 52B                                       Newfound                               Lending Trust The
Peabody, MA 01960                               Consultants Inc.,                      Advisors' Inner Circle
                                                since April 1997.                      Fund, The Advisors'
                                                                                       Inner Circle Fund II
                                                                                       (f/k/a The Arbor
                                                                                       Fund), SEI
                                                                                       Opportunity Fund,
                                                                                       L.P., SEI Asset
                                                                                       Allocation Trust, SEI
                                                                                       Index Funds, SEI
                                                                                       Daily  Income Trust,
                                                                                       SEI Institutional
                                                                                       Investments Trust, SEI
                                                                                       Institutional
                                                                                       International Trust,
                                                                                       SEI Liquid  Asset
                                                                                       Trust, SEI Tax and SEI
                                                                                       Institutional Managed
                                                                                       Trust.

                           SEI Opportunity Fund, L.P.

                             Additional Information

           Directors and Officers of the Fund (Unaudited) (continued)

                                 March 31, 2006

                                                                         NUMBER OF
                                                                        PORTFOLIOS
                                                 PRINCIPAL               IN FUND
        NAME, AGE AND            LENGTH OF       OCCUPATION(S)           COMPLEX
         ADDRESS OF                TIME           DURING               OVERSEEN BY       OTHER DIRECTORSHIPS
    INDEPENDENT DIRECTORS         SERVED        PAST 5 YEARS             DIRECTOR**       HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------
 James M. Williams (58)           Since        Vice President and      Seventy-two    Trustee of Ariel Mutual
 1200 Getty Drive,                2005          Chief Investment                      Funds, SEI Opportunity
 Suite 400,                                     Officer, J. Paul                      Master Fund, L.P., SEI
 Los Angeles, CA                                Getty Trust,                          Asset Allocation Trust,
 90049-1681                                     Non Profit                            SEI Index Funds, SEI
                                                Foundation for                        Daily Income Trust, SEI
                                                Visual Arts,                          Institutional Investments
                                                since                                 Trust, SEI Institutional
                                                December 2002                         International Trust, SEI
                                                President,                            Liquid Asset Trust, SEI
                                                Harbor Capital                        Tax Exempt Trust, and
                                                Advisors and                          SEI Institutional Managed
                                                Harbor Mutual                         Trust.
                                                Funds, 2000-
                                                2002. Manager,
                                                Pension Asset
                                                Management,
                                                Ford Motor
                                                Company,
                                                1997-1999.

                           SEI Opportunity Fund, L.P.

                             Additional Information

           Directors and Officers of the Fund (Unaudited) (continued)

                                 March 31, 2006

                                                                         NUMBER OF
                                                                        PORTFOLIOS
                                                 PRINCIPAL               IN FUND
        NAME, AGE AND            LENGTH OF       OCCUPATION(S)           COMPLEX
         ADDRESS OF                TIME           DURING               OVERSEEN BY        OTHER DIRECTORSHIPS
    INDEPENDENT DIRECTORS         SERVED        PAST 5 YEARS             DIRECTOR**        HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------
Robert A. Nesher* (59)           Since       Chairman of the           Seventy-two    Trustee of The Advisors'
One Freedom                      2003         Board, SEI                              Inner Circle Fund, The
Valley Drive                                  Fund and The                            Advisors' Inner Circle
Oaks, PA  19456                               Advisor's Inner                         Fund II (f/k/a The Arbor
                                              Circle Fund.                            Fund), Bishop Street
                                              Currently                               Funds, SEI Global
                                              performs                                Master Fund, plc, SEI
                                              various                                 Global Investments
                                              services on                             Fund, plc, SEI
                                              behalf of SEI                           Investments Global,
                                              Investments for                         Limited, SEI Opportunity
                                              which Mr.                               Fund, L.P., SEI Asset
                                              Nesher is                               Allocation Trust, SEI
                                              compensated.                            Index Funds, SEI Daily
                                                                                      Income Trust, SEI
                                             President of the                         Institutional Investments
                                              Fund                                    Trust, SEI Institutional
                                 Since                                                International Trust, SEI
                                 2005                                                 Liquid Asset Trust, SEI
                                                                                      Tax Exempt Trust, and
                                                                                      SEI Institutional
                                                                                      Managed Trust.

                           SEI Opportunity Fund, L.P.

                             Additional Information

           Directors and Officers of the Fund (Unaudited) (continued)

                                 March 31, 2006

                                        POSITION(S) HELD WITH
                                         THE MASTER FUND AND
           NAME AND                         LENGTH OF TIME           PRINCIPAL OCCUPATION(S) DURING
        AGE OF OFFICERS                         SERVED                        PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
Michael J. Leahy (42)                  Treasurer, since 2003        Employed by SEI Investments since
                                                                     2002.  Treasurer of Goldman Sachs
                                                                     Princeton LLC, 1997-2002.

Timothy D. Barto (38)                  Vice President and           General Counsel and Secretary of
                                        Secretary, since 2003        the Adviser and the Administrator,
                                                                     since 2004. Vice President and
                                                                     Assistant Secretary of the
                                                                     Administrator and Distributor
                                                                     since November 1999. Associate
                                                                     at Dechert Price & Rhoads (1997-
                                                                     1999). Associate at Richter, Miller
                                                                     & Finn (1994-1997).


 Philip T. Masterson (42)              Vice President and           Vice President and Assistant
                                        Assistant Secretary,         Secretary of SIMC and the
                                        since 2004                   Administrator since 2005; General
                                                                     Counsel, Citco Mutual Fund
                                                                     Services, 2003 to 2004; Vice
                                                                     President and Associate Counsel,
                                                                     OppenheimerFunds, 2001 to 2003;
                                                                     Vice President and Assistant
                                                                     Counsel, OppenheimerFunds,
                                                                     1997 to 2001.


 James Ndiaye (37)                     Vice President and           Vice President and Assistant
                                        Assistant Secretary,         Secretary of SIMC and the
                                        since 2004                   Administrator since 2005; Vice
                                                                     President, Deutsche Asset
                                                                     Management, 2003 to 2004;
                                                                     Associate, Morgan, Lewis &
                                                                     Bockius LLP, 2000 to 2003.

                                                                              18

                           SEI Opportunity Fund, L.P.

                             Additional Information

           Directors and Officers of the Fund (Unaudited) (continued)

                                 March 31, 2006

                                      POSITION(S) HELD WITH
                                       THE MASTER FUND AND
           NAME AND                       LENGTH OF TIME             PRINCIPAL OCCUPATION(S) DURING
        AGE OF OFFICERS                      SERVED                         PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
Sofia Rosala (32)                      Vice President and           Vice President and Assistant
                                        Assistant Secretary,         Secretary of SIMC and the
                                        since 2004                   Administrator since 2005;
                                                                     Corporate Counsel of the
                                                                     Administrator since 2004;
                                                                     Compliance Officer of SEI
                                                                     Investments Company, September
                                                                     2001 to 2004; Account and
                                                                     Product Consultant, SEI
                                                                     Private Trust Company, 1998
                                                                     to 2001.

Michael T. Pang (33)                   Vice President and           Vice President and Assistant
                                        Assistant Secretary,         Secretary of SIMC and the
                                        since 2005                   Administrator since 2005;
                                                                     Counsel, Caledonian Bank &
                                                                     Trust's Mutual Funds Group,
                                                                     2004; Counsel, Permal Asset
                                                                     Management, 2001 to 2004;
                                                                     Associate, Schulte, Roth
                                                                     & Zabel's Investment
                                                                     Management Group, 2000 to
                                                                     2001; Staff Attorney, U.S. SEC's
                                                                     Division of Enforcement,
                                                                     Northeast Regional Office, 1997
                                                                     to 2000.

Russell Emery (44)                     Chief Compliance             Director of Investment Product
                                        Officer, since 2006         Management and Development,
                                                                    SEI Investments, since February
                                                                    2003; Senior Investment
                                                                    Analyst--Equity Team, SEI
                                                                    Investments, from  March 2000 to
                                                                    February 2003.




                                                                              19


                           SEI Opportunity Fund, L.P.

                             Additional Information

           Directors and Officers of the Fund (Unaudited) (continued)

                                 March 31, 2006

* Mr. Nesher is a director who may be deemed to be an "interested" person of the Fund as that term is defined in the 1940 Act by virtue of his affiliation with the Fund's Distributor.

** The "Fund Complex" consists of registered investment companies that are part of the following investment trusts: SEI Institutional Investments Trust, SEI Institutional Management Trust, SEI Institutional International Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Asset Allocation Trust and SEI Opportunity Master Fund, L.P.

SEI OPPORTUNITY MASTER FUND, L.P.

Financial Statements and Additional Information

Year ended March 31, 2006

With Report of Independent Registered Public Accounting Firm

                        SEI Opportunity Master Fund, L.P.

                              Financial Statements


                            Year ended March 31, 2006




                                    CONTENTS

Report of Independent Registered Public Accounting Firm....................... 1

Financial Statements

Schedule of Investments....................................................... 2
Statement of Financial Condition.............................................. 5
Statement of Operations....................................................... 6
Statement of Changes in Partners' Capital..................................... 7
Statement of Cash Flows....................................................... 8
Notes to Financial Statements................................................. 9



Additional Information

Directors and Officers of the Partnership (Unaudited)........................ 19




The Partnership files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Partnership's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Partnership uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Partnership voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

             Report of Independent Registered Public Accounting Firm



To the Partners and Board of Directors of SEI Opportunity Master Fund, LP

We have audited the accompanying statement of financial condition of SEI Opportunity Master Fund, L.P. (the "Partnership"), including the schedule of investments, as of March 31, 2006, and the related statements of operations and cash flows for the year then ended, and the statement of changes in partners' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Partnership's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and management of the underlying investment funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SEI Opportunity Master Fund, L.P. at March 31, 2006, the results of its operations and its cash flows for the year then ended, and the changes in its partners' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                           [Signature Omitted]
                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
May 12, 2006

                        SEI Opportunity Master Fund, L.P.

                             Schedule of Investments

                                 March 31, 2006

[GRAPHIC OMITTED]
Plot points are as follows:

          SECTOR WEIGHTINGS (BASED ON PERCENTAGE OF TOTAL INVESTMENTS)

Long/Short Equity                       32.4%
Credit Hedging                          22.5%
Equity Market Neutral                   14.0%
Volatility Trading-Non-Directional      12.3%
Distressed Debt                          6.7%
Convertible Bond Hedging                 6.3%
Fixed Income                             5.8%


                                                  FIRST                                      % OF
                                               ACQUISITION                                  PARTNERS'
INVESTMENTS IN INVESTMENT FUNDS*                   DATE          COST        FAIR VALUE     CAPITAL         LIQUIDITY**
-----------------------------------------------------------------------------------------------------------------------------
Convertible Bond Hedging:
  Alta Partners Discount Convertible
    Arbitrage, LP                              10/01/2003    $  8,762,500   $  8,367,390       1.68%        Quarterly

  Lydian Partners II, LP                       10/01/2003      20,910,000     22,668,294       4.57%        Quarterly
                                                            ------------------------------------------
Total Convertible Bond Hedging                                 29,672,500     31,035,684       6.25%

Credit Hedging:
  Canyon Value Realization Fund, LP            10/01/2003      12,040,000     14,023,586        2.82%        Quarterly

  Ore Hill Fund, LP                            10/01/2004      11,480,000     13,609,975        2.74%       Semi-annual
  Smith Breeden Mortgage
    Partners, LP                               11/01/2005      28,000,000     28,607,086        5.76%        Quarterly

  Solus, LLC                                   01/01/2004       9,716,286     11,892,164        2.40%        Quarterly

  Southpaw Credit Opportunity Partners, LP     08/01/2005      11,250,000     11,951,072        2.41%        Quarterly

  Strategic Value Credit Opportunities                                                                     1 year lock-up,
    Fund, LP                                   09/01/2005      29,000,000     31,014,048        6.25%         Annual
                                                            ------------------------------------------
Total Credit Hedging                                          101,486,286    111,097,931       22.38%

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                                 March 31, 2006


                                                  FIRST                                      % OF
                                               ACQUISITION                                  PARTNERS'
INVESTMENTS IN INVESTMENT FUNDS*                   DATE          COST        FAIR VALUE     CAPITAL         LIQUIDITY**
-----------------------------------------------------------------------------------------------------------------------------
Distressed Debt:
  Highland Crusader Fund, LP                   12/01/2005    $ 15,000,000   $ 17,222,424        3.47%        Quarterly

  Strategic Value Restructuring Fund, LP       01/01/2006      15,000,000     15,968,590        3.22          Annual
                                                            ------------------------------------------
Total Distressed Debt                                          30,000,000     33,191,014        6.69

Equity Market Neutral:
  Analytic US Market Neutral, LLC              10/01/2003      24,818,277     25,250,621        5.08          Monthly
  LibertyView Fund, LLC, Class A               10/01/2003      20,716,000     21,928,644        4.42          Monthly
  Thales Fund, LP                              10/01/2003      19,016,000     21,794,470        4.39         Quarterly
                                                            ------------------------------------------
Total Equity Market Neutral                                    64,550,277     68,973,735       13.89

Fixed Income:
                                                                                                          6 month lock-up,
  Nayan Capital Fund Limited (b)               07/01/2005      28,000,000     28,731,355        5.79          Monthly
                                                            ------------------------------------------
Total Fixed Income                                             28,000,000     28,731,355        5.79
                                                            ------------------------------------------

Long/Short Equity:
  Alydar QP Fund, LP                           02/01/2004      19,326,059     20,362,901        4.10         Quarterly
  Boathouse Row I, LP                          01/01/2006      15,000,000     15,666,150        3.15         Quarterly
  Fuller and Thaler International
    Long Short Fund, LP                        11/01/2005      18,000,000     18,252,401        3.68         Quarterly

  Hayground Cove Turbo Fund, LP                04/01/2005      14,450,000     15,494,878        3.12          Monthly

  Highline Capital Partners QP, LP             01/01/2006      11,775,688     12,049,027        2.43         Quarterly

  Southport Millenium Fund, LP                 10/01/2003      18,173,000     21,772,387        4.39         Quarterly

  SuNova Partners, LP                          10/01/2003      13,842,000     15,997,783        3.22         Quarterly

  The Steeple Capital Fund II, LP              11/01/2005      14,250,000     16,279,405        3.28         Quarterly

  Third Coast Capital QP Fund, LP              05/01/2005      10,000,000     11,865,950        2.39         Quarterly

  Waterloo Partners, LP                        03/01/2006      12,000,000     11,730,093        2.36         Quarterly
                                                            ------------------------------------------
Total Long/Short Equity                                       146,816,747    159,470,975       32.12
                                                            ------------------------------------------

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                                 March 31, 2006


                                                  FIRST                                         % OF
                                               ACQUISITION                                     PARTNERS'
INVESTMENTS IN INVESTMENT FUNDS*                   DATE          COST           FAIR VALUE      CAPITAL      LIQUIDITY**
-----------------------------------------------------------------------------------------------------------------------------
Volatility Trading-Non-Directional:

  Bridgewater Pure Alpha Fund II, LLC (c)      10/01/2005     $13,389,000      $ 13,430,809     2.71%         Monthly

  First Quadrant Global Macro Fund, Ltd. (b)   12/01/2005      21,000,000        21,849,762     4.40          Monthly

  Vicis Capital Fund (b)                       09/01/2005      24,000,000        25,308,411     5.10         Quarterly
                                                            -----------------------------------------
Total Volatility Trading-Non-Directional                       58,389,000        60,588,982    12.21
                                                            -----------------------------------------

Total Investments in Investment Funds                       $ 458,914,810(a)   $493,089,676    99.33%
                                                            =========================================

* Investment funds are non-income producing.

** Available frequency of redemptions after initial lock-up period.

(a) The aggregate cost of investments for tax purposes was $458,914,810. Net unrealized appreciation on investments for tax purposes was $34,174,866 consisting of $34,839,883 of gross unrealized appreciation and $665,017 of gross unrealized depreciation.

(b) Domiciled in the Cayman Islands. The total value of such investments as of March 31, 2006 was $75,889,528 and represented 15.29% of partners' capital.

(c) Domiciled in the British Virgin Islands. The total value of such investments as of March 31, 2006 was $13,430,809 and represented 2.71% of partners' capital.

The  investments  in  investment  funds  shown  above,  representing  99.33%  of
partners'  capital,   have  been  fair  valued  in  accordance  with  procedures established by the Board of Directors.


SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                        Statement of Financial Condition

                                 March 31, 2006

ASSETS

Investments in investment funds, at fair value (cost $458,914,810)        $ 493,089,676
Cash and cash equivalents                                                     2,091,120
Investment funds paid for in advance                                         32,000,000
Receivable for investment funds sold                                          3,112,203
Due from SEI Offshore Opportunity Fund, Ltd. (See Note 2)                       932,049
Other assets                                                                     13,244
                                                                         ---------------
Total assets                                                                531,238,292
                                                                         ---------------

LIABILITIES
Capital contributions received in advance                                    32,570,000
Advisory fee payable                                                          1,199,749
Taxes payable (See Note 2)                                                      932,049
Administration fee payable                                                      107,986
Other accrued expenses                                                           19,859
                                                                         ---------------
Total liabilities                                                            34,829,643
                                                                         ---------------
Net assets                                                                $ 496,408,649
                                                                         ===============
PARTNERS' CAPITAL
Limited partners' capital                                                 $ 496,408,649
                                                                         ===============


SEE ACCOMPANYING NOTES.

                       SEI Opportunity Master Fund, L.P.

                             Statement of Operations

                        For the year ended March 31, 2006


INVESTMENT INCOME
Interest                                                        $     280,011
                                                               ---------------

EXPENSES
Advisory fees                                                       3,632,396
Administration fees                                                   327,049
Professional fees                                                     200,844
Interest expense                                                       55,501
Custodian fees                                                         36,339
Directors' fees                                                        27,500
Other expenses                                                         81,880
                                                               ---------------
Total expenses                                                      4,361,509
                                                               ---------------
Net investment loss                                                (4,081,498)
                                                               ---------------

REALIZED AND UNREALIZED GAINS ON INVESTMENT FUNDS
Net realized gain on investment funds                              12,014,320
Net change in unrealized appreciation on investment funds          29,910,690
                                                               ---------------
Net realized and unrealized gains on investment funds              41,925,010
                                                               ---------------
Net increase in partners' capital resulting from operations     $  37,843,512
                                                               ===============


SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                    Statement of Changes in Partners' Capital

              For the years ended March 31, 2006 and March 31, 2005

                                                                                       LIMITED
                                                                                       PARTNERS'
FOR THE YEAR ENDED MARCH 31, 2006                                                      INTEREST
                                                                                   ----------------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                                 $  (4,081,498)
Realized gain on investment funds                                                      12,014,320
Change in unrealized appreciation on investment funds                                  29,910,690
                                                                                   ----------------
Net increase in partners' capital derived from investment activities                   37,843,512

PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                                                 293,592,272
Capital withdrawals                                                                    (2,668,705)
                                                                                   ----------------
Net increase in partners' capital derived from capital transactions                   290,923,567

Net increase in partners' capital                                                     328,767,079
Partners' capital March 31, 2005                                                      167,641,570
                                                                                   ----------------
Partners' capital March 31, 2006                                                    $ 496,408,649
                                                                                   ================

                                                                                        LIMITED
                                                                                        PARTNERS'
FOR THE YEAR ENDED MARCH 31, 2005                                                       INTEREST
                                                                                   ----------------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                                 $    (852,044)
Realized gain on investment funds                                                         649,289
Change in unrealized appreciation on investment funds                                   3,340,981
                                                                                   ----------------
Net increase in partners' capital derived from investment activities                    3,138,226

PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                                                 155,013,148
Capital withdrawals                                                                   (17,724,194)
                                                                                   ----------------
Net increase in partners' capital derived from capital transactions                   137,288,954

Net increase in partners' capital                                                     140,427,180
Partners' capital March 31, 2004                                                       27,214,390
                                                                                   ----------------
Partners' capital March 31, 2005                                                    $ 167,641,570
                                                                                   ================


SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                             Statement of Cash Flows

                        For the year ended March 31, 2006

CASH FLOWS FROM OPERATING ACTIVITIES
 Net increase in partners' capital from operations                                  $  37,843,512
 Adjustments to reconcile net increase in partners' capital
  from operations to net cash used in operating activities:
    Purchases of investment funds                                                    (435,829,356)
    Proceeds from sales of investments                                                165,919,143
    Net realized gain on investment funds                                             (12,014,320)
    Net change in unrealized appreciation on investment funds                         (29,910,690)
    Increase in receivable for investments sold                                        (1,999,970)
    Decrease in investment funds paid for in advance                                   32,000,000
    Decrease in due from SEI Opportunity Fund, L.P.                                        15,000
    Increase in due from SEI Offshore Opportunity Fund, Ltd.                             (907,049)
    Decrease in other assets                                                               22,692
    Increase in taxes payable                                                             932,049
    Increase in Advisory fee payable                                                      822,768
    Increase in administration fees payable                                                73,962
    Increase in other accrued expenses                                                     10,554
                                                                                   ---------------
 Net cash used in operating activities                                               (243,021,705)

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                 205,843,205
Capital withdrawals                                                                    (2,668,705)
Net decrease in capital contributions received in advance                              32,570,000
                                                                                   ---------------
Net cash provided by financing activities                                             235,744,500

Net decrease in cash and cash equivalents                                              (7,277,205)

CASH AND CASH EQUIVALENTS
Beginning of year                                                                       9,368,325
                                                                                   ---------------
End of year                                                                         $   2,091,120
                                                                                   ===============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid                                                                       $      55,501
                                                                                   ===============
Transfer of investments paid for in advance to investments                          $  84,250,000
                                                                                   ===============
Transfer of contributions received in advance to partners' capital                  $  87,749,067
                                                                                   ===============


SEE ACCOMPANYING NOTES.

                       SEI Opportunity Master Fund, L.P.

                          Notes to Financial Statements

                                 March 31, 2006

1.   ORGANIZATION

SEI Opportunity Master Fund, L.P. (the "Partnership"), is registered under the 1940 Act as a closed-end, non-diversified management investment company. The Partnership was established as a limited liability company under the laws of the State of Delaware on May 13, 2003 and converted to a limited partnership under the laws of the State of Delaware on June 30, 2003. The Partnership is a master fund in a master/feeder structure into which its three shareholders, SEI Opportunity Fund, L.P. (the "Domestic Feeder") and SEI Offshore Opportunity Fund, Ltd. (the "Offshore Feeder") and SEI Offshore Opportunity Fund II, Ltd. (the "Offshore II Feeder") (collectively, the "Feeders"), have invested substantially all of their assets. The master/feeder structure is designed to permit the pooling of assets of shareholders that have similar investment objectives, in an effort to achieve economies of scale and efficiencies in portfolio management, while preserving the separate identities of the shareholders. The Partnership shall have perpetual existence under the terms of the Limited Partnership Agreement dated June 30, 2003. The Partnership commenced operations on October 1, 2003.

The Partnership's investment objective is to achieve an attractive risk-adjusted return with moderate volatility and moderate directional market exposure over a full market cycle. The Partnership intends to pursue its investment objective by investing its assets in various private investment funds ("Investment Funds").

The Partnership's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Partnership on behalf of its partners. A majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Partnership.

The General Partner of the Partnership is SEI Funds, Inc., a Delaware corporation, which has no investment in the Partnership at March 31, 2006. SEI Investments Management Corporation (the "Adviser"), a Delaware corporation, registered investment adviser, and affiliate of the General Partner, serves as the investment adviser to the Partnership.

Generally, except as provided under applicable law or under the Agreement, a Limited Partner shall not be liable for the Partnership's debts, obligations and liabilities in any amount in excess of the capital account balance of such Limited Partner, plus such Limited Partner's share of undistributed profits and assets. Subject to applicable law, a Limited Partner may be obligated to return to the Partnership certain amounts distributed to the Limited Partner.

                        SEI Opportunity Master Fund, L.P.

                                 March 31, 2006

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Partnership:

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

PORTFOLIO VALUATION

The net asset value of the Partnership is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. Investments in investment funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each investment fund in accordance with the Investment Fund's valuation policies, as described in each of their financial statements and offering memoranda, and reported at the time of the Partnership's valuation. Usually the fair value is an amount equal to the sum of the capital accounts in the Investment Funds determined in accordance with accounting principles generally accepted in the United States. Such valuations are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. In the unlikely event that an Investment Fund does not report a month-end value to the Partnership on a timely basis, the Partnership would determine the fair value of such Investment Fund in accordance with fair value procedures established by the Partnership's Board of Directors. The Partnership's fair value procedures are implemented through a fair value committee designated by the Partnership's Board of Directors.

                        SEI Opportunity Master Fund, L.P.

                                 March 31, 2006

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PORTFOLIO VALUATION (CONTINUED)

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Partnership could realize and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

The investment classification by strategy reflected in the accompanying schedule of investments represents the General Partner's most meaningful presentation of the classification of the strategies of the Investment Funds.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Partnership's assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, approximates the carrying amounts presented on the Statement of Assets, Liabilities and Members' Capital. Management of the Partnership deems these estimates reasonable.

INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income and expenses are recorded on an accrual basis. Realized gains and losses from investment transactions are calculated on the identified cost basis. Security transactions are recorded on the effective date of the subscription or withdrawal in the Investment Fund.

Distributions from Investment Funds will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments, based on the U.S. income tax characteristics of the distribution, if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

                        SEI Opportunity Master Fund, L.P.

                                 March 31, 2006

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PARTNERSHIP EXPENSES

The Partnership bears all expenses incurred in its business. The expenses of the Partnership include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Partnership's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Partnership's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

TAXATION

The Partnership intends to be treated as a partnership for Federal, state, and local income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal, state, or local income taxes is reflected in the accompanying financial statements.

On March 31, 2006 the Partnership recorded a receivable from the SEI Opportunity Offshore Fund, Ltd. in the amount of $932,049 for the payment of a withholding tax liability on its behalf.

DISTRIBUTION POLICY

The Partnership has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

CASH AND CASH EQUIVALENTS

The Partnership treats all highly liquid financial instruments that mature within three months of acquisition as cash equivalents. Cash equivalents are valued at cost plus accrued interest, which approximates fair value. At March 31, 2006, $2,091,120 in cash equivalents was held in money market funds.

                        SEI Opportunity Master Fund, L.P.

                                 March 31, 2006

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CAPITAL ACCOUNTS

Net profits or net losses of the Partnership for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Partnership. Net profits or net losses will be measured as the net change in the value of the net assets of the Partnership during a fiscal period, before giving effect to any repurchases of interest in the Partnership, and excluding the amount of any items to be allocated to the capital accounts of the members of the Partnership, other than in accordance with the members' respective investment percentages.

INVESTMENTS IN INVESTMENT FUNDS

As of March 31, 2006, the Partnership invested solely in Investment Funds, none of which are affiliates of the Partnership or Adviser. The management agreements for these Investment Funds provide for compensation to managers in the form of management fees ranging from 0.25% to 3.00% per year of total net assets of the Investment Fund. The management agreements also provide for performance incentive fees or allocations to the managers of up to 20% of the Investment Funds' net profits.

The investments in Investment Funds are subject to the terms of the respective limited partnership agreements. Income is net of the Partnership's proportionate share of fees and expenses incurred or charged by the Investment Funds, including all the related management and performance fees, if any.

                        SEI Opportunity Master Fund, L.P.

                                 March 31, 2006

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT FUNDS PAID FOR IN ADVANCE

Investment Funds paid for in advance represents contributions which have been sent to Investment Funds prior to year end. Such investments represent add-on investments, which have not been formally accepted by the underlying Investment Funds as of year end. Such contributions are included as Investment Funds paid for in advance on the Statement of Assets, Liabilities and Members' Capital. These investments were all subsequently accepted as follows:

Bridgewater Pure Alpha Fund II, LLC                               $    3,000,000
First Quadrant Global Macro Fund Ltd.                                  5,000,000
Highline Capital Partners QP, LP                                       5,000,000
Nayan Capital Fund Limited                                             3,000,000
Smith Breeden Mortgage Partners LP                                     3,000,000
Strategic Value Restructuring Fund, LP                                 5,000,000
Thales Fund, LP                                                        5,000,000
Waterloo Partners, LP                                                  3,000,000
                                                                 ---------------
                                                                  $   32,000,000
                                                                 ===============


3.   ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Partnership pays the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last business day of each quarter, equal to 1.00% (on an annualized basis) of the Partnership's net asset value at the end of such quarter before giving effect to any repurchases of Partnership interests. The Advisory Fee reduces the net asset value of the Partnership as of the end of the period in which it is payable and after the calculation of the Advisory Fee. The Adviser charges a pro rata portion of the Advisory Fee in respect of contributions to the Partnership or repurchases by the Partnership that take place during a given calendar quarter. The Partnership incurred $3,632,396 in advisory fees during the year ended March 31, 2006.

On December 6, 2005, the Board of Directors of the Partnership approved the termination of Pacific Alternative Asset Management Company, LLC ("PAAMCO"), a California limited liability company, as the Sub-Adviser to the Partnership. As of December 31, 2005, the Adviser is responsible for the day-to-day investment management of all of the Partnership's assets, under the supervision of the Board of Directors of the Partnership.

                        SEI Opportunity Master Fund, L.P.

                                 March 31, 2006

3.   ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

SEI Investments Global Funds Services serves as the Partnership's administrator (the "Administrator"). Under an agreement with the Administrator, the
Partnership pays the Administrator a fee equal to 0.09% (on an annualized basis), of the Partnership's net asset value which accrued and paid monthly based on month-end net assets, and reimburses the Administrator for certain out-of-pocket expenses. The Administrator performs administrative services necessary for the operation of the Partnership, including maintaining certain books and records of the Partnership and preparing reports and other documents required by Federal, state and other applicable laws and regulations, and provides the Partnership with administrative office facilities. The Partnership incurred $327,049 in administration fees during the year ended March 31, 2006.

SEI Private Trust Company acts as custodian (the "Custodian") for the Partnership's assets pursuant to a Custodian Services Agreement between the Partnership and the Custodian. The Partnership pays the Custodian a monthly fee computed at an annualized rate of 0.01% of the Partnership's net asset value. The Partnership incurred $36,339 in custodian fees during the year ended March 31, 2006.

SEI Investments Distribution Co. (the "Distributor") serves as the Partnership's distributor pursuant to a Distribution Agreement with the Partnership. The
Distributor has not been compensated by the Partnership for its services rendered under the Distribution Agreement during the year ended March 31, 2006.

4.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Partnership invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Partnership's risk of loss in these Investment Funds is limited to the value of these investments reported by the Partnership.

5.   CONCENTRATION OF RISK

The Partnership invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and a variety of financial instruments using different strategies and investment techniques that may involve significant credit, market and liquidity risks. These Investment Funds may invest a high percentage of their assets which may create concentrations in specific issuers, industries and sectors of the market in order to achieve a potentially greater investment return.

                          SEI Opportunity Master Fund, L.P.

                                 March 31, 2006

5.   CONCENTRATION OF RISK (CONTINUED)

As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value. Various risks are also associated with an investment in the Partnership, including risks relating to compensation arrangements and the limited liquidity of interests.

6.   INDEMNIFICATION RISK

In the normal course of business, the Partnership enters into contracts that provide general indemnifications. The Partnership's maximum exposure under these agreements is dependent on future claims that may be made against the Partnership and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

7.   INVESTMENT TRANSACTIONS

For the year ended March 31, 2006, purchases and sales of investments (excluding short-term securities) were $456,079,356 and $165,919,143, respectively. Purchases of $456,079,356 include $84,250,000 of investments paid for in advance as of March 31, 2005.

8.   CAPITAL

Generally, contributions to the Partnership are made as of the first business day of any month and withdrawals from the Partnership are as of the end of any calendar quarter. Additionally, a member withdrawing must notify the Advisor, sixty-five days prior to quarter end, with a written notice of intent to withdraw.

Capital contributions received in advance are comprised of cash received prior to March 31, 2006, for which member interests of the Partnership were issued on April 1, 2006. Capital contributions received in advance do not participate in the earnings of the Partnership until the related member interests are issued.

                        SEI Opportunity Master Fund, L.P.

                                 March 31, 2006

9.   FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                           For the period
                                                                                           October 1, 2003
                                                                                           (commencement of
                                                     For the             For the             operations)
                                                   year ended           year ended             through
                                                  March 31,2006       March 31,2005         March 31,2004
                                                  -------------       -------------         -------------
TOTAL RETURN (1)
Total return                                              9.43%               4.94%                4.99%(4)
                                                  ==============      =============         ============
    Net assets, end of period (000's)              $   496,409         $   167,642           $   27,214
                                                  ==============      =============         ============
RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio:
    Net investment loss, before waivers                  (1.17)%             (1.31)%              (2.58)%(3)
                                                  ==============      =============         ============
    Net investment loss, net of waivers
                                                         (1.17)%             (1.27)%              (0.59)%(3)
                                                  ==============      =============         ============
Expense ratio:

    Operating expenses, before waivers (2)                1.25%               1.40%                3.26%(3)
                                                  ==============      =============         ============
    Operating expenses, net of waivers (2)
                                                          1.25%               1.36%  (5)           1.27%(3) (5)
                                                  ==============      =============         ============
Portfolio turnover rate                                  50.19%               8.08%                5.69%(4)
                                                  ==============      =============         ============

(1) Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.

(2) Does not include expenses of the Investment Funds in which the Partnership invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.

(3)  Annualized, excluding organizational fees.

(4)  Not annualized.

(5) Prior to August 4, 2004, the Adviser was waiving normal or recurring fees to the extent necessary so that the 1.15% limit was not exceeded.

                        SEI Opportunity Master Fund, L.P.

                                 March 31, 2006

10.  TENDER OFFER

On March 31, 2006, the Partnership offered to purchase for cash an amount of Limited Partners' Interests or portions of Limited Partners' Interests up to $62,000,000 at a price equal to the net asset value of the at June 30, 2006. The tender offer period expired on April 26, 2006. The Partnership received tender requests totaling $282,586.

11.  LINE OF CREDIT

On January 3, 2006, the Partnership entered into an agreement (the "Agreement") with the JP Morgan Chase Bank, National Association to provide a short-term line of credit. The Agreement allows the Partnership to borrow up to $50,000,000, which is reduced to $25,000,000 effective February 1, 2006 whit a stated maturity of January 3, 2007 at a rate of prime plus 0.75%. Additionally, the Partnership will pay a commitment fee of 0.25% per annum on the daily amount of the commitment, whether used or unused. The Partnership has an option to renew the agreement annually. The Partnership intends to use this line of credit to provide liquidity and not as a mechanism for leverage. At March 31, 2006, there was no balance outstanding against the line of credit. For the year ended March 31, 2006, the Partnership incurred interest expense of $55,501 in connection with the line of credit. Borrowings are secured by the Investment Fund investments of the Partnership. Detailed below is summary information concerning the borrowings:

        # OF DAYS                WEIGHTED AVERAGE               WEIGHTED AVERAGE
       OUTSTANDING                   BALANCE                         RATE
--------------------------------------------------------------------------------

           28                      $14,090,527                       4.33%

The line of credit subjects the Partnership to various financial covenants. Management has determined that the Partnership is in compliance with the financial covenants at and for the year ended March 31, 2006.

12.  SUBSEQUENT EVENT

From  April  1,  2006  to  May  12,  2006,  the  Partnership   received  capital
contributions from members in the amount of $38,607,440, which includes $32,570,000 of contributions received in advance.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

              Directors and Officers of the Partnership (Unaudited)

                                 March 31, 2006

Set forth below are the Names, Age, Position with the Partnership, Length of Time Served, the Principal Occupations During the Past Five Years, Number of Portfolios in Fund Complex Overseen by the Director, and Other Directorships Outside the Fund Complex of each of the persons currently serving as Directors and Officers of the Partnership. The Partnership's Statement of Additional Information ("SAI") includes additional information about the Directors and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

                                                                        NUMBER OF
                                                  PRINCIPAL           PORTFOLIOS IN
         NAME, AGE AND            LENGTH OF      OCCUPATION(S)        FUND COMPLEX              OTHER
          ADDRESS OF                TIME            DURING             OVERSEEN BY          DIRECTORSHIPS
    INDEPENDENT DIRECTORS          SERVED        PAST 5 YEARS           DIRECTOR**        HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------
Nina Lesavoy (48)                   Since      Partner, Cue Capital      Seventy-two      Trustee of SEI
840 Park Avenue                     2003        since 2002; Head                           Opportunity Fund,
New York, NY                                    of Sales,                                  L.P., SEI Asset
10021                                           Investorforce,                             Allocation Trust,
                                                January 2000-                              SEI Daily Income
                                                December 2001;                             Trust, SEI Index
                                                Global Partner                             Funds, SEI
                                                working for the CEO,                       Institutional
                                                Invesco Capital,                           International
                                                January 1998-January                       Trust, SEI Liquid
                                                2000; Head of Sales                        Asset Trust, SEI
                                                and Client Service,                        Institutional
                                                Chancellor Capital                         Investments Trust,
                                                and later LGT Asset                        SEI Tax Exempt
                                                Management,                                Trust, and SEI
                                                1986-2000.                                 Institutional
                                                                                           Managed Trust.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2006

                                                                        NUMBER OF
                                                  PRINCIPAL           PORTFOLIOS IN
         NAME, AGE AND            LENGTH OF      OCCUPATION(S)        FUND COMPLEX              OTHER
          ADDRESS OF                TIME            DURING             OVERSEEN BY          DIRECTORSHIPS
    INDEPENDENT DIRECTORS          SERVED        PAST 5 YEARS           DIRECTOR**        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------
George J. Sullivan (63)             Since      Self Employed           Seventy-two        Trustee of State Street
7 Essex Green Drive,                2003        Consultant,                                Navigator Securities
Suite 52B                                       Newfound                                   Lending Trust The
Peabody, MA 01960                               Consultants Inc.,                          Advisors' Inner Circle
                                                since April 1997.                          Fund, The Advisors'
                                                                                           Inner Circle Fund II
                                                                                           (f/k/a The Arbor Fund),
                                                                                           SEI Opportunity Fund,
                                                                                           L.P., SEI Asset
                                                                                           Allocation Trust,
                                                                                           SEI Index Funds, SEI
                                                                                           Daily Income Trust,
                                                                                           SEI Institutional
                                                                                           Investments Trust,
                                                                                           SEI Institutional
                                                                                           International Trust,
                                                                                           SEI Liquid Asset Trust,
                                                                                           SEI Tax Exempt Trust,
                                                                                           and SEI Institutional
                                                                                           Managed Trust.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2006


                                                                        NUMBER OF
                                                  PRINCIPAL           PORTFOLIOS IN
         NAME, AGE AND            LENGTH OF      OCCUPATION(S)        FUND COMPLEX
          ADDRESS OF                TIME            DURING             OVERSEEN BY         OTHER DIRECTORSHIPS
    INDEPENDENT DIRECTORS          SERVED        PAST 5 YEARS           DIRECTOR**           HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------
 James M. Williams (58)           Since       Vice President and       Seventy-two       Trustee of Ariel Mutual
 1200 Getty Drive,                2005          Chief Investment                           Funds, SEI Opportunity
 Suite 400,                                     Officer, J. Paul                           Master Fund, L.P., SEI
 Los Angeles, CA                                Getty Trust,                               Asset Allocation
 90049-1681                                     Non Profit                                 Trust, SEI Index Funds,
                                                Foundation for                             SEI Daily Income Trust,
                                                Visual Arts,                               SEI Institutional
                                                since                                      Investments Trust,
                                                December 2002                              SEI Institutional
                                                President,                                 International Trust,
                                                Harbor Capital                             SEI Liquid Asset Trust,
                                                Advisors and                               SEI Tax Exempt Trust,
                                                Harbor Mutual                              and SEI Institutional
                                                Funds, 2000-                               Managed Trust.
                                                2002. Manager,
                                                Pension Asset
                                                Management,
                                                Ford Motor
                                                Company,
                                                1997-1999.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2006

                                                                        NUMBER OF
                                                  PRINCIPAL           PORTFOLIOS IN
         NAME, AGE AND            LENGTH OF      OCCUPATION(S)        FUND COMPLEX
          ADDRESS OF                TIME            DURING             OVERSEEN BY         OTHER DIRECTORSHIPS
    INDEPENDENT DIRECTORS          SERVED        PAST 5 YEARS           DIRECTOR**           HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------
Robert A. Nesher* (59)             Since        Chairman of the          Seventy-two      Trustee of The Advisors'
One Freedom                        2003          Board, SEI Fund                           Inner Circle Fund, The
Valley Drive                                     and The                                   Advisors' Inner Circle
Oaks, PA  19456                                  Advisor's Inner                           Fund II (f/k/a The Arbor
                                                 Circle Fund.                              Fund), Bishop Street
                                                 Currently                                 Funds, SEI Global Master
                                                 performs various                          Fund, plc, SEI Global
                                                 services on                               Investments Fund, plc,
                                                 behalf of SEI                             SEI Investments Global,
                                                 Investments for                           Limited, SEI Opportunity
                                                 which Mr. Nesher                          Fund, L.P., SEI Asset
                                                 is compensated.                           Allocation Trust, SEI
                                                                                           Index Funds, SEI Daily
                                  Since         President of the                           Income Trust, SEI
                                  2005           Fund                                      Institutional Investments
                                                                                           Trust, SEI Institutional
                                                                                           International Trust, SEI
                                                                                           Liquid Asset Trust, SEI
                                                                                           Tax Exempt Trust, and SEI
                                                                                           Institutional Managed
                                                                                           Trust.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2006

                                       POSITION(S) HELD WITH
                                        THE MASTER FUND AND
              NAME AND                    LENGTH OF TIME             PRINCIPAL OCCUPATION(S) DURING
           AGE OF OFFICERS                    SERVED                           PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
Michael J. Leahy (42)                  Treasurer, since 2003        Employed by SEI Investments since
                                                                     2002.  Treasurer of Goldman Sachs
                                                                     Princeton LLC, 1997-2002.

Timothy D. Barto (38)                  Vice President and           General Counsel and Secretary
                                        Secretary, since 2003        of the Adviser and the
                                                                     Administrator, since 2004.
                                                                     Vice President and Assistant
                                                                     Secretary of the Administrator and
                                                                     Distributor since November 1999.
                                                                     Associate at Dechert Price & Rhoads
                                                                     (1997-1999). Associate at Richter,
                                                                     Miller & Finn (1994-1997).


 Philip T. Masterson (42)              Vice President and           Vice President and Assistant Secretary
                                        Assistant Secretary,         of SIMC and the Administrator since
                                        since 2004                   2005; General Counsel, Citco Mutual
                                                                     Fund Services, 2003 to 2004; Vice
                                                                     President and Associate Counsel,
                                                                     OppenheimerFunds, 2001 to 2003; Vice
                                                                     President and Assistant Counsel,
                                                                     OppenheimerFunds , 1997 to 2001.


 James Ndiaye (37)                     Vice President and           Vice President and Assistant Secretary
                                        Assistant Secretary,         of SIMC and the Administrator since
                                        since 2004                   2005; Vice President, Deutsche
                                                                     Asset Management, 2003 to 2004;
                                                                     Associate, Morgan, Lewis & Bockius
                                                                     LLP, 2000 to 2003.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2006

                                       POSITION(S) HELD WITH
                                        THE MASTER FUND AND
              NAME AND                    LENGTH OF TIME             PRINCIPAL OCCUPATION(S) DURING
           AGE OF OFFICERS                    SERVED                           PAST 5 YEARS
------------------------------------------------------------------------------------------------------------

Sofia Rosala (32)                      Vice President and           Vice President and Assistant Secretary
                                        Assistant Secretary,         of SIMC and the Administrator since
                                        since 2004                   2005; Corporate Counsel of the
                                                                     Administrator since 2004; Compliance
                                                                     Officer of SEI Investments Company,
                                                                     September 2001 to 2004; Account and
                                                                     Product Consultant, SEI Private
                                                                     Trust Company, 1998 to 2001.

Michael T. Pang (33)                   Vice President and           Vice President and Assistant Secretary
                                        Assistant Secretary,         of SIMC and the Administrator since
                                        since 2005                   2005; Counsel, Caledonian Bank &
                                                                     Trust's Mutual Funds Group,
                                                                     2004; Counsel, Permal Asset
                                                                     Management, 2001 to 2004;
                                                                     Associate, Schulte, Roth &
                                                                     Zabel's Investment Management
                                                                     Group, 2000 to 2001; Staff
                                                                     Attorney, U.S. SEC's Division
                                                                     of Enforcement, Northeast
                                                                     Regional Office, 1997 to 2000.

Russell Emery (44)                     Chief Compliance             Director of Investment Product
                                        Officer, since 2006          Management and Development, SEI
                                                                     Investments, since February
                                                                     2003; Senior Investment Analyst--
                                                                     Equity Team, SEI Investments,
                                                                     from March 2000 to February 2003.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2006

* Mr. Nesher is a trustee who may be deemed to be an "interested" person of the Fund as that term is defined in the 1940 Act by virtue of his affiliation with the Fund's Distributor.


** The "Fund Complex" consists of registered investment companies that are part of the following investment trusts: SEI Institutional Investments Trust, SEI Institutional Management Trust, SEI Institutional International Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Asset Allocation Trust and SEI Opportunity Fund, L.P.

ITEM 2.    CODE OF ETHICS.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan. Mr. Sullivan is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young, LLP Related to the registrant.

Ernst & Young, LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                       FISCAL 2006                                            FISCAL 2005
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Partnership       service           service           Partnership       service           service
                   that were         affiliates that   affiliates that   that were         affiliates that   affiliates that
                   pre-approved      were              did not require   pre-approved      were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $22,000                 N/A               N/A         $22,500                 N/A         $0
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-     $0                      N/A               N/A         $0                $0                $0
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax        $0                      N/A               N/A         $3,350            $0                $0
        Fees(3)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        $0                $180,000(2)       $84,000           $0                $165,000(2)       $0
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:

       (1) Audit fees include amounts related to the audit of the registrant's seed financial statements, annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

       (2) Pre-approved non-audit fees include amounts billed in fiscal year 2005 and 2004 related to services provided in connection with the SAS70 report on the hedge fund operations of the administrator.

       (3) Tax fees include amounts related to the preparation and/or review of the 2003 and 2004 registrant's partner K-1's billed in fiscal year 2005.

(e)(1)     Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                               FISCAL 2006       FISCAL 2005
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%

                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%

                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%

                ---------------------------- ----------------- ----------------

(f)        Not Applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young, LLP for the last two fiscal years were $264,000 and $168,350 for 2006 and 2005, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's board of directors. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated proxy voting responsibilities to SIMC, its investment adviser, subject to the Board's general oversight. In delegating proxy voting responsibilities, the registrant has directed that proxies be voted consistent with the registrant's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (collectively referred to as the "Proxy Voting Procedures"). The Proxy Voting Procedures address, among other things, conflicts of interest that may arise between the interests of the registrant, and the interests of SIMC and its affiliates.

                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING PROCEDURES

SEI Investments Management Corporation ("SIMC") serves as investment adviser to multiple clients, including investment companies, institutions and individual investors. As investment adviser, SIMC has an obligation to vote proxies with respect to securities held in client portfolios in the best economic interests of SIMC's clients for which it has proxy voting authority. The following Procedures are intended to ensure that proxies are voted in the best interests of clients.

A.         ESTABLISHMENT OF PROXY VOTING COMMITTEE

           1. SIMC shall establish a Proxy Voting Committee (the "Committee"), comprised of representatives of SIMC's Investment Management Unit and Legal and/or Compliance personnel. Currently, the members of the Committee are as follows:

                 Michael Hogan
                 Gregory Stahl
                 John Diederich
                 Kevin McNamera
                 Noreen Park
                 Michael Brophy

           2. The membership of the Committee may be changed at any time upon approval of the existing members of the Committee or by the President of SIMC.

           3. The Committee shall meet as necessary to perform any of the activities set forth below.

           4. Any action requiring approval of the Committee shall be deemed approved upon an affirmative vote by a majority of the Committee present or represented.

           5. The Committee shall consult with counsel or other experts as it deems appropriate to carry out its responsibilities.

B.         APPROVAL OF PROXY VOTING GUIDELINES

           1. The Committee shall approve Guidelines that set forth the manner in which SIMC shall vote, or the manner in which SIMC shall determine how to vote, with respect to various matters that may come up for shareholder vote with respect to securities held in client accounts and for which SIMC has proxy voting responsibility.

           2. In the event that any employee of SIMC recommends a change to SIMC's Guidelines, the Committee shall meet to consider the proposed change and consider all relevant factors. If approved by the Committee, the change shall be accepted, and the Guidelines revised accordingly.

           3. For accounts that engage in securities lending, SIMC believes that the additional income derived by clients from such activities generally outweighs the potential economic benefit of recalling securities for the purpose of voting. Therefore, SIMC generally will not recall securities on loan for the sole purpose of voting proxies.

C.         CONFLICTS OF INTEREST

           1. SIMC has elected to retain a third party proxy voting service (the "Service") to vote proxies with respect to accounts for which SIMC serves as investment adviser (and retains proxy voting authority). The Service shall vote proxies in accordance with the Guidelines approved by the Committee. SIMC reasonably believes that the Service's implementation of the Guidelines will result in proxies being voted in the best economic interests of clients. So long as the Service votes proxies in accordance with the Guidelines, SIMC believes that there is an appropriate presumption that the manner in which SIMC voted was not influenced by, and did not result from, a conflict of interest.

           2. The Service makes available to SIMC, prior to voting on a proxy, its recommendation on how to vote with respect to such proxy in light of SIMC's Guidelines. SIMC retains the authority to overrule the Service's recommendation, and instruct the Service to vote in a manner at variance with the Service's recommendation. The exercise of such right could implicate a conflict of interest. As a result, SIMC may not overrule the Service's recommendation with respect to a proxy unless the following steps are taken:

               a. The Proxy Voting Committee shall meet to consider the proposal to overrule the Service's recommendation.

               b. The Proxy Voting Committee must determine whether SIMC has a conflict of interest with respect to the issuer that is the subject of the proxy. The Committee will use the following standards to identify issuers with which it may have a conflict of interest.

                   1. SIGNIFICANT BUSINESS RELATIONSHIPS - The Committee will determine whether SIMC or its affiliates may have a significant business relationship with the issuer, such as, for example, where SIMC (or an affiliate) manages a pension plan, administers employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to the issue. For this purpose, a "significant business relationship" is one that: (1) represents 1% or $1,000,000 of SIMC's or an affiliate's revenues for the most recent fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (2) may not directly involve revenue to SIMC or its affiliates but is otherwise determined by the Committee to be significant to SIMC or its affiliates, such as, for example, the following:

                       o SIMC or its affiliates lease significant office space from the company or have some other real estate-related relationship with the issuer;

                       o SIMC or an affiliate otherwise has a significant relationship with the company such that it might create an incentive for SIMC to vote in favor of management.

                   2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS - The Committee will determine whether any employees who are involved in the proxy voting process may have a significant personal/family relationship with the issuer. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how SIMC votes proxies. To identify any such relationships, the Committee shall obtain information about any significant personal/family relationship between any employee of SIMC who is involved in the proxy voting process (e.g., IMU analysts, members of the Committee, senior management, as applicable) and senior employees of issuers for which SIMC may vote proxies.

                   3. DUTIES OF THE PROXY COMMITTEE - The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts, the Committee shall rely on publicly available information about SIMC and its affiliates, information about SIMC and its affiliates that is generally known by employees of SIMC,(1) and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving SIMC where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee. In connection with the consideration of any proxy voting matters under this policy, each member of the Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to these Procedures, and, if appropriate, recuse himself/herself from the matter at issue.

               c. If SIMC determines that it has a conflict of interest, the Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If not, then SIMC can vote the proxy as determined by the Committee. The Committee shall determine whether a proposal is material as follows:

                   1. ROUTINE PROXY PROPOSALS - Proxy proposals that are "routine"shall be presumed not to involve a material conflict of interest for SIMC, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.(2)

                   2. NON-ROUTINE PROXY PROPOSALS - Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for SIMC, unless the Committee determines that SIMC's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).

                   3. DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL - As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to SIMC's conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The Committee shall record in writing the basis for any such determination.

                d. For any proposal where the Committee determines that SIMC has a material conflict of interest, SIMC may vote a proxy regarding that proposal in any of the following manners:





---------------------------------------
(1) The procedures provide that the Committee should be aware of information about SIMC or its affiliates that is generally known by employees of SIMC, but it does not extend this knowledge to information about SIMC's affiliates that is generally known by employees of SIMC's affiliates (unless such information also is generally known by SIMC's employees).

(2) For guidance on defining "routine" and "non-routine" matters, SIMC shall use the standards set forth in NYSE Rule 452 and Special Instruction 12b.viii. of Form 13F.

                   1. OBTAIN CLIENT CONSENT OR DIRECTION - If the Committee approves the proposal to overrule the recommendation of the Service, SIMC shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client's consent to how SIMC will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

                   2. USE RECOMMENDATION OF THE SERVICE - Vote in accordance with the Service's recommendation.

               e. For any proposal where the Committee determines that SIMC does not have a material conflict of interest, the Committee may overrule the Service's recommendation if the Committee reasonably determines that doing so is in the best interests of SIMC's clients. If the Committee decides to overrule the Service's recommendation, the Committee shall maintain a written record setting forth the basis of the Committee's decision.


                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING GUIDELINES

A.         The Board of Directors

           1.      VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

                   Votes on director nominees are made on a case-by-case basis. For uncontested elections, SIMC will generally vote for the nominees, although the vote may be withheld for some or all of the nominees if an analysis of the factors discussed below indicates the Board or nominee has not served the economic long-term interests of the shareholders. The factors to consider include:

                   o   the company's long-term financial performance;
                   o independence of the full board and key board committees (full independent audit, nominating and compensation committees);
                   o   diversity of the board;
                   o nominees' attendance records (generally votes should be withheld from directors who have attended less than 75 percent of meetings without valid reason);
                   o   directors serving on an excessive number of other boards;
                   o Chapter 7 bankruptcy, SEC violations, and criminal offenses;
                   o   interlocking directorships;
                   o executive compensation: history of approving excessive compensation or repricing underwater stock options;
                   o no action taken by the board in response to majority votes on shareholder proposals.

           2.      VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

                   Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

                   Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

                   o consideration of the factors discussed above for uncontested elections;
                   o   management's track record;

                   o   background to the proxy contest;
                   o   qualifications of director nominees (both slates);
                   o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met;
                   o   stock ownership positions; and
                   o   impact on stakeholders.

           3.      CHAIRMAN AND CEO IS THE SAME PERSON

                   Generally vote for shareholder proposals that would require the positions of chairman and CEO to be held by different persons. However, in certain circumstances, such as a small-cap company with a limited group of leaders, it may be appropriate for these positions to be combined for some period of time.

           4.      MAJORITY OF INDEPENDENT DIRECTORS

                   o Generally, vote for proposals seeking to require that the board be comprised of a majority of independent directors.

                   o Vote for proposals that request that all, or a majority of, the audit, compensation and/or nominating committees be independent directors.

           5.      STOCK OWNERSHIP REQUIREMENTS

                   o Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

           6.      BOARD STRUCTURE

                   o Vote against proposals to classify the board.

                   o Vote for proposals to repeal classified boards and elect all directors annually.

           7.      TERM OF OFFICE

                   Generally vote against shareholder proposals to limit the tenure of outside directors.

           8.      CUMULATIVE VOTING

                   o Generally vote for proposals to permit cumulative voting.

                   o Vote against proposals to eliminate cumulative voting.

           9.      DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

                   o Vote against proposals to limit or eliminate entirely director and officer liability for (i) a breach of the duty of loyalty, (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law, (iii) acts involving the unlawful purchases or redemptions of stock, (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits.

                   o Vote against proposals to reduce or eliminate directors' personal liability when litigation is pending against current board members.

                   o For other types of proposals seeking to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages, whether to vote for such proposal will be determined on a case-by-case basis. Generally, SIMC may vote for these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors.

           10.     INDEMNIFICATION

                   SIMC may support these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

                   o Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

                   o Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only the director's legal expenses would be covered.

B.         CHANGES IN CONTROL

           1.      POISON PILLS

                   Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids.

                   o Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

                   o Review on a case-by-case basis management proposals to ratify a poison pill or shareholder proposals to redeem a company's poison pill, taking into consideration the impact of acquisition attempts that may be detrimental to the long-term economic best interests of shareholders.

           2.      GREENMAIL

                   Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. The hostile party usually receives a substantial premium over the market value of shares.

                   o Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

                   o Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

           3.      SHAREHOLDER ABILITY TO REMOVE DIRECTORS

                   o Vote against proposals that provide that directors may be removed only for cause.

                   o Vote for proposals to restore shareholder ability to remove directors with or without cause.

                   o Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

                   o Vote for proposals that permit shareholders to elect directors to fill board vacancies.

           4.      SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

                   o Vote for proposals that seek to fix the size of the board.

                   o Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

                   o Vote for management proposals to change the number of directors provided a satisfactory explanation for the change is given.

C.         MERGERS AND CORPORATE RESTRUCTURINGS

           1.      MERGERS AND ACQUISITIONS

                   Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

                   o anticipated financial and operating benefits;
                   o offer price (cost vs. premium);
                   o prospects of the combined companies;
                   o how the deal was negotiated;
                   o changes in corporate governance and their impact on shareholder rights;
                   o impact on community stakeholders and workforce.

           2.      FAIR PRICE PROVISIONS

                   Fair price provisions were designed to defend against a two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target's remaining shares will be purchased with cash, cash and securities or only securities. Since the payment offered for the remaining stock is, by design less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize their value. Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares that brought control.

                   o Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

                   o Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

           3.      CORPORATE RESTRUCTURING

                   Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

           4.      APPRAISAL RIGHTS

                   Vote for proposals to restore, or provide shareholders with, rights of appraisal.

           5.      SPIN-OFFS

                   Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

           6.      ASSET SALES

                   Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

           7.      LIQUIDATIONS

                   Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

           8.      CHANGING CORPORATE NAME

                   Vote for changing the corporate name if proposed or supported by management.

D.         SHAREHOLDER RIGHTS

           1.      CONFIDENTIAL VOTING

                   o Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election, as long as the proposal provides that in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy, and that if the dissidents do not agree, the confidential voting policy is waived.

                   o Vote for management proposals to adopt confidential voting.

           2.      SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

                   o Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

                   o Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

           3.      SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

                   o Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

                   o Vote for proposals to allow or make easier shareholder action by written consent.

           4.      EQUAL ACCESS

                   Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

           5.      UNEQUAL VOTING RIGHTS

                   o Vote against dual class exchange offers.

                   o Vote against dual class recapitalizations.

           6.      SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO
                   AMEND THE CHARTER OR BYLAWS

                   o Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

                   o Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

           7.      SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

                   o Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

                   o Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

           8.      REIMBURSE PROXY SOLICITATION EXPENSES

                   Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

E.         CAPITAL STRUCTURE

           1.      COMMON STOCK AUTHORIZATION

                   o Review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

                   o Generally vote for management proposals requesting shareholder approval to increase authorized common stock when management provides persuasive justification for the increase. Evaluate the amount of additional stock requested in comparison to the requests of the company's peers as well as the company's articulated reason for the increase.

                   o Vote for increases in authorized common stock to fund stock splits that are in shareholders' interests.

                   o Evaluate on a case-by-case basis proposals where the company intends to use the additional stock to implement a poison pill or other takeover defense.

                   o Vote against proposed common stock authorizations that increase the existing authorization by more than 50 percent unless a clear need for the excess shares is presented by the company.

           2.      REVERSE STOCK SPLITS

                   Generally vote for a reverse stock split if management provides a reasonable justification for the split.

           3.      BLANK CHECK PREFERRED AUTHORIZATION

                   The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting rights, conversion, distribution and other rights to be determined by the board at time of issue. Blank check preferred stock can be used for sound corporate purposes, but could be used to thwart hostile takeovers without shareholder approval.

                   o Generally vote against proposals that would authorize the creation of blank check preferred stock.

                   o Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

                   o Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, vote against the requested increase.

                   o Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

           4.      ADJUST PAR VALUE OF COMMON STOCK

                   o Vote for management proposals to reduce the par value of common stock.

           5.      PREEMPTIVE RIGHTS

                   o Review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

           6.      DEBT RESTRUCTURING

                   Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Generally approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses. Factors to consider include:

                   o dilution - how much will ownership interests of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
                   o change in control - will the transaction result in a change in control of the company?
                   o bankruptcy - is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

F.         EXECUTIVE AND DIRECTOR COMPENSATION

           1.      STOCK OPTION PLANS

                   Vote on a case-by-case basis on stock option plans. When evaluating stock option plans, review the following factors:

                   o stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value.

                   o support option plans that provide challenging performance objectives and serve to motivate executives to excellent performance, and oppose plans that offer unreasonable benefits to executives that are not available to any other shareholders.
                   o whether the proposed plan is being offered at fair market value, or at a discount; excessively dilutes the earnings per share of the outstanding shares; and gives management the ability to replace or reprice "underwater" options, which is not available to any other shareholders.
                   o whether the option plan is generally available to other managers and employees in the company.
                   o any other features of the plan that may not be in shareholders' best interest.
                   o generally, vote for proposals that seek to provide for indexed and/or premium priced options.

           2.      OBRA-RELATED COMPENSATION PROPOSALS

                   The Omnibus Budget Reconciliation Act of 1993 ("OBRA") imposed certain restrictions in order for a compensation plan to receive favorable tax treatment.

                   o Vote for proposals that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

                   o Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

                   o Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

                   o Generally, vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of
                   Section 162(m) of OBRA. Vote against plans that are deemed to be excessive because they are not justified by performance measures.

           3.      SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

                   o Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

                   o Generally, vote for shareholder proposals that seek to eliminate outside directors' retirement benefits.

                   o Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

           4.      GOLDEN AND TIN PARACHUTES

                   Golden and tin parachutes are designed to protect the employees of a corporation in the event of a change in control. With golden parachutes, senior level management employees receive a pay out during a change in control at usually two to three times base salary. Increasingly, companies that have golden parachute agreements for executives are extending coverage for all their employees via tin parachutes.

                   o Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

                   o Generally vote against all proposals to ratify golden parachutes; vote on tin parachutes on a case by case basis.

           5.      EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

                   Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive.

G.         SOCIAL AND ENVIRONMENTAL ISSUES

           1.      SOCIAL, WORKFORCE AND ENVIRONMENTAL ISSUES GENERALLY

                   Generally, vote for shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value. In determining how to vote on shareholder social, workforce, and environmental proposals, analyze the following factors:

                   o whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
                   o the percentage of sales, assets and earnings affected;
                   o the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
                   o whether the issues presented should be dealt with through government or company-specific action;
                   o whether the company has already responded in some appropriate manner to the request embodied in a proposal;
                   o whether the company's analysis and voting recommendation to shareholders is persuasive;
                   o what other companies have done in response to the issue;
                   o whether the proposal itself is well framed and reasonable;
                   o whether implementation of the proposal would achieve the objectives sought in the proposal; and
                   o whether the subject of the proposal is best left to the discretion of the board.

                   Generally, support proposals that request the company to furnish information helpful to shareholders in evaluating the company's operations.

           2.      SPECIAL POLICY REVIEW AND SHAREHOLDER ADVISORY COMMITTEES

                   o Vote for these proposals when they appear to offer a potentially effective method for enhancing shareholder value.

           3. EQUAL EMPLOYMENT OPPORTUNITY AND OTHER WORK PLACE PRACTICE REPORTING ISSUES

                   o Vote for proposals calling for action on equal employment opportunity and antidiscrimination.

                   o Vote for legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that effect long-term corporate performance.

                   o Vote for nondiscrimination in salary, wages and all benefits.

           4.      NON-DISCRIMINATION IN RETIREMENT BENEFITS

                   o Support non-discrimination in retirement benefits.

           5.      "CERES PRINCIPLES"  AND "MACBRIDE PRINCIPLES"

                   The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues. Many companies have voluntarily adopted these principles.

                   o Vote on proposals to adopt the CERES Principles or MacBride Principles on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

           7.      CONTRACT SUPPLIER STANDARDS

                   o vote on proposals regarding the adoption of "Codes of Conduct" or other standards for the company's suppliers and licensees on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

           8.      CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES

                   o Generally support proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights, such as: the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions.

                   o Support Principles or Codes of Conduct relating to company investment in countries with patterns of human rights abuses.

                   o Support implementation and reporting on ILO codes of conduct.

                   o support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

H.         OTHER MISCELLANEOUS MATTERS

           1.      RATIFYING AUDITORS

                   Vote for proposals to ratify auditors, unless: (i) an auditor is not independent; or (ii) there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

           2.      VOTING ON STATE TAKEOVER STATUTES

                   Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

                   Generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. Generally vote against opting into takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

           3.      APPROVING OTHER BUSINESS AT SHAREHOLDER MEETING

                   Vote against proposals to approve other business that may arise at the shareholder meeting.

           4.      ADJOURNING SHAREHOLDER MEETINGS

                   Vote against proposals authorizing the Board to adjourn a shareholder meeting, unless such proposal limits such authority to circumstances where a quorum is not present in person or by proxy at the shareholder meeting.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

SEI Investments Management Corporation (the "Adviser"), an investment adviser registered under the Advisers Act, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the adviser to the SEI Opportunity Fund, L.P. (the "Fund") and the SEI Opportunity Master Fund, L.P. (the "Master Fund"). The Adviser is responsible for the day-to-day investment management of all of the Fund's and Master Fund's assets.

The Adviser, a Delaware corporation, is a wholly-owned subsidiary of SEI Investments Company, a financial services company ("SEI Investments"). SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. The Adviser and its affiliates serve as an adviser to more than eight investment companies. As of March 31, 2006, the Adviser had over $76.2 billion in assets under management.

         PORTFOLIO MANAGER. Keith Pivik, Director of Alternative Investments for the Adviser since March 2005, serves as portfolio manager for the Fund's and the Master Fund's assets. Prior to joining the Adviser in 2005, Mr. Pivik was a Managing Director for Potomac Asset Management since 2003. At Potomac, Mr. Pivik was responsible for researching/sourcing/marketing of alternative investment product for the institutional marketplace. From 2000 to 2002, Mr. Pivik was the Chief Financial Officer for PEsource, Inc. ("PEsource"). At PEsource, Mr. Pivik was responsible for all financial aspects of this venture capital start up and contributed significantly to the product development and marketing efforts.

         COMPENSATION. The Master Fund pays the Adviser a fee based on the assets under management of the Master Fund as set forth in an investment advisory agreement between the Adviser and the Master Fund. The Adviser does not charge the Fund an advisory fee. The Adviser pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Master Fund. The portfolio manager of the Adviser is paid a base salary plus bonus compensation across all alternative investment strategies determined as follows:

         Thirty percent of the portfolio manager's bonus compensation is tied to the corporate performance of SEI Investments, as measured by the earnings per share earned for a particular year. This is set at the discretion of SEI Investments and not the Adviser. Seventy percent of the portfolio manager's bonus compensation is based upon three performance factors. The most significant factor is based upon an evaluation of the portfolio manager's performance managing the Fund and Master Fund over the past one year, such performance being benchmarked against "risk-free" benchmarks (E.G., LIBOR and 3-month treasury bills). The second factor is based upon the growth of assets in the Adviser's alternative fund products. The third is based upon a qualitative review of the portfolio manager's overall contribution to the profitability of the Adviser's alternative fund products.

         OWNERSHIP OF FUND SHARES. As of the end of the Fund's and Master Fund's most recently completed fiscal years, the portfolio manager did not beneficially own any shares of the Fund and Master Fund.

         OTHER ACCOUNTS. As of March 31, 2006, in addition to the Fund and the Master Fund, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

-------------------- ------------------------------- ------------------------------- ----------------------------

                         REGISTERED INVESTMENT          OTHER POOLED INVESTMENT
                               COMPANIES                       VEHICLES                   OTHER ACCOUNTS

                       NUMBER OF                        NUMBER OF                     NUMBER OF
PORTFOLIO MANAGER       ACCOUNTS       TOTAL ASSETS     ACCOUNTS      TOTAL ASSETS    ACCOUNTS      TOTAL ASSETS
-------------------- --------------- --------------- --------------- --------------- ------------ ---------------
KEITH PIVIK                0               $0              2*        $511,921,913*        0             $0
-------------------- --------------- --------------- --------------- --------------- ------------ ---------------

* Certain clients in the accounts listed above may pay performance-based advisory fees.

         CONFLICTS OF INTERESTS. In addition to acting as the portfolio manager of the Fund and the Master Fund, the portfolio manager manages the SEI Offshore Opportunity Ltd., a Cayman Islands Company, and SEI Offshore Opportunity Fund II Ltd., a Cayman Islands Company (together, the "Offshore Feeder Funds"), which invests substantially all of their assets in the Master Fund. The portfolio manager considers the objectives of the Fund, the Master Fund, the Offshore Feeder Funds, and each fund's investors as a whole when making decisions with respect to the selection, structuring and sale of hedge funds investments. It is inevitable, however, that such decisions may be more beneficial for one investor in the Master Fund than for another investor in the Master Fund due to the differences in the investment preferences, tax status and regulatory status of such investors.

         In addition, the Adviser may enter into incentive fee arrangements with one or more investors in the Offshore Feeder Funds, whereby a portion of the increase in the net asset value of such investor's investment in the Offshore Feeder Funds over a given period shall be payable to the Adviser. This arrangement may create an incentive for the Adviser to make investments for the Master Fund that are riskier or more speculative than if the Adviser had no such interest because the Adviser will not bear an analogous portion of depreciation in the value of an Offshore Feeder Fund's assets if the value of its investment in the Master Fund declines. Notwithstanding this theoretical conflict of interest, it is the Adviser's policy to manage each account based on its investment objectives and related restrictions and the Adviser believes that it has designed policies and procedures that are designed to manage such conflict in an appropriate way.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         SEI Opportunity Fund, L.P.


By (Signature and Title)*                            /s/ Robert A. Nesher
                                                     ---------------------
                                                     Robert A. Nesher
                                                     President

Date: July 26, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                            /s/ Robert A. Nesher
                                                     ---------------------
                                                     Robert A. Nesher
                                                     President

Date: July 26, 2006

By (Signature and Title)*                            /s/ Michael J. Leahy
                                                     ---------------------
                                                     Michael J. Leahy
                                                     Treasurer

Date: July 26, 2006
* Print the name and title of each signing officer under his or her signature.